Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Borrowings include securities sold under agreements to repurchase, lines of credit, Federal Home Loan Bank advances, and subordinated debt.

	Outstanding Balance		Weighted Average Interest Rate
	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019
Securities sold under agreements to repurchase	$32,199	$23,745	0.47%	0.89%
FHLB advances	—	250,000	—%	1.60%
Subordinated debt	189,527	30,930	5.10%	5.13%
Other borrowings	16,598	—	1.88%	—%
	$238,324	$304,675

Schedule of Securities Sold under Agreement to Repurchase
Information concerning securities sold under agreement to repurchase is summarized as follows:

	December 31, 2020	December 31, 2019
Balance at year end	$32,199	$23,745
Average daily balance during the year	32,912	22,798
Average interest rate during the year	0.61%	0.84%
Maximum month-end balance during the year	$40,282	$30,273
Weighted average interest rate at year-end	0.47%	0.89%